Debt (Total Debt Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Commercial Paper	$ 1,642	$ 2,591
Short-term debt	2,493	2,591
Long term debt	3,871	4,717
Debt	6,364	7,308
2018 Senior Notes (2.5% senior unsecured notes due October 15, 2018)
Debt Instrument [Line Items]
Senior Notes	598	597
Two Thousand Twenty Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	1,242	1,239
2023 Senior Notes (4.0% senior unsecured notes due October 15, 2023)
Debt Instrument [Line Items]
Senior Notes	790	789
Two Thousand Twenty Five Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	1,241	1,240
NYSE Euronext USD Notes
Debt Instrument [Line Items]
Short-term debt	851	0
Senior Notes	$ 0	$ 852